UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.9%
Alabama—1.1%
$50,000	AL Agriculture & Mechanical University[1]	5.000%	11/01/2024	05/01/2017	A	$51,117
15,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	07/31/2014	A	15,011
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	07/31/2014	A	100,184
240,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	07/31/2014	A	240,290
235,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	07/31/2014	A	235,266

						641,868

Alaska—0.0%
10,000	AK HFC, Series B1	5.250	12/01/2025	06/01/2015	A	10,518

Arizona—3.4%
50,000	AZ Health Facilities Authority (Banner Health System)[1]	5.000	01/01/2022	01/01/2017	A	54,756
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	268,040
500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)[1]	5.500	07/01/2026	07/31/2014	A	501,950
395,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	12/02/2017	B	450,276
250,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	254,055
490,000	Queen Creek, AZ Improvement District No. 1[1]	5.000	01/01/2018	01/01/2015	A	497,105

						2,026,182

Arkansas—0.1%
70,000	University of Arkansas (Fayetteville)	5.250	11/01/2017	07/31/2014	A	70,288

California—24.2%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	11,224
25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)[1]	5.000	04/01/2022	04/01/2016	A	27,062
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,072,620
20,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/07/2017	B	19,567
30,000	CA Dept. of Transportation COP	5.250	03/01/2016	07/31/2014	A	30,127
420,000	CA Educational Facilities Authority (Chapman University)[1]	5.000	04/01/2025	04/01/2021	A	476,620
5,000	CA GO1	6.000	08/01/2020	08/01/2014	A	5,025
75,000	CA GO1	5.000	09/01/2019	09/01/2016	A	82,396
410,000	CA GO1	6.500	04/01/2033	04/01/2019	A	500,421
500,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	535,360
35,000	CA Health Facilities Financing Authority (CHCW/CMF Obligated Group)[1,2]	5.125	07/01/2022	03/25/2015	A	36,525

1 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$500,000	CA Health Facilities Financing Authority (Children’s Hospital)[1]	5.000%	11/01/2024	11/01/2021	A	$556,335
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	07/31/2014	A	125,545
50,000	CA Public Works (California State University)	5.500	09/01/2015	07/31/2014	A	50,215
250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	07/31/2014	A	250,955
50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	07/31/2014	A	50,207
20,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	07/31/2014	A	20,087
25,000	Central CA Unified School District COP[1]	5.000	08/01/2022	08/01/2017	A	27,987
100,000	Cerritos, CA Public Financing Authority[1]	5.000	11/01/2018	11/01/2017	A	113,228
100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		114,599
100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		113,028
100,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.625	11/01/2025	05/01/2021	A	116,762
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	568,265
20,000	Jurupa, CA Community Services District Special
	Tax Community Facilities District No. 17	5.000	09/01/2019	09/01/2014	A	20,493
50,000	La Mesa, CA Fire, Police & Emergency Services	5.000	08/01/2025	08/01/2014	A	50,193
500,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	553,850
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)[1]	5.250	12/01/2016	12/01/2014	A	50,921
500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	559,385
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	07/31/2014	A	25,099
250,000	Madera, CA Irrigation Financing Authority[1]	5.750	01/01/2026	01/01/2020	A	284,567
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	6.500	05/01/2026	05/01/2021	A	117,619
15,000	Orange County, CA Community Facilities District No. 86 (Rancho Santa Margarita)[1]	5.550	08/15/2017	07/31/2014	A	15,053
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	10/01/2014	A	191,083
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	555,623
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	543,845
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2026	05/01/2022	A	282,228
250,000	Riverside County, CA Public Financing Authority[1]	5.000	05/01/2025	05/01/2022	A	284,463

2 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000%	10/01/2022	10/01/2016	A	$104,873
70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2021	10/01/2016	A	73,658
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		117,309
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2014	A	413,008
105,000	Riverside, CA Unified School District[1]	5.000	09/01/2024	09/01/2016	A	109,161
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	07/31/2014	A	50,085
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		168,809
45,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		51,440
350,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		406,539
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		228,622
245,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		283,889
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	585,328
250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	290,545
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2021	02/15/2017	A	221,500
1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	A	1,096,315
25,000	San Juan, CA Unified School District[1]	5.000	08/01/2020	08/01/2015	A	26,316
200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2014	A	203,928
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		599,825
500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	577,135
100,000	Vallejo City, CA Unified School District[1]	5.000	08/01/2027	08/01/2014	A	100,148
250,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	278,900
100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	A	113,809
100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	114,925

						14,654,649

Colorado—1.4%
250,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	262,547
70,000	Montrose County, CO Memorial Hospital[1]	5.250	12/01/2017	07/31/2014	A	70,200
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		538,940

						871,687

3 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia—0.7%
$100,000	District of Columbia Ballpark[1]	5.000%	02/01/2022	02/01/2016	A	$102,740
300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	310,335

						413,075

Florida—4.7%
30,000	FL Municipal Loan Council[1]	5.000	11/01/2031	07/31/2014	A	30,038
75,000	FL Municipal Loan Council[1]	5.250	11/01/2018	07/31/2014	A	75,219
10,000	FL Municipal Loan Council	5.250	05/01/2019	07/31/2014	A	10,034
50,000	Hollywood, FL Community Redevel. Agency (Beach)[1]	5.625	03/01/2024	07/31/2014	A	50,098
40,000	Miami Beach, FL Water & Sewer	5.000	09/01/2030	07/31/2014	A	40,142
75,000	Miami Beach, FL Water & Sewer	5.500	09/01/2027	07/31/2014	A	75,312
90,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2020	07/31/2014	A	90,352
10,000	Miami-Dade County, FL Solid Waste	5.500	10/01/2017	07/31/2014	A	10,044
50,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	07/31/2014	A	50,184
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	556,900
500,000	Riviera Beach, FL Utility Special District[1]	5.000	10/01/2029	10/01/2014	A	501,270
15,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	07/31/2014	A	15,062
30,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/31/2014	A	30,145
500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	A	559,885
500,000	Village Center, FL Community Devel. District	7.375	01/01/2019	07/31/2014	A	501,635
250,000	Village Center, FL Community Devel. District	5.000	10/01/2023	07/31/2014	A	250,798

						2,847,118

Georgia—2.0%
10,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)[1]	5.000	06/15/2037	06/13/2016	A	10,259
545,000	Atlanta, GA Devel. Authority (TUFF ATDC)[1]	5.375	07/01/2032	07/07/2014	A	545,556
50,000	Atlanta, GA HDC (Bedford Tower)	6.350	01/01/2023	07/31/2014	A	50,895
50,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2033	07/31/2014	A	50,167
25,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	07/31/2014	A	25,091
500,000	Randolph County, GA GO	5.000	04/01/2030	04/01/2022	A	525,695

						1,207,663

Illinois—5.1%
100,000	Chicago, IL Board of Education	5.000	12/01/2021	07/31/2014	A	100,378
100,000	Chicago, IL GO1	5.000	01/01/2035	07/31/2014	A	100,024
100,000	Chicago, IL Midway Airport, Series B	5.000	01/01/2022	07/11/2014	A	100,149
10,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2028	07/11/2014	A	10,015

4 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$500,000	Chicago, IL Motor Fuel Tax	5.000%		01/01/2025	07/22/2014	A	$501,490
75,000	Chicago, IL Motor Fuel Tax	5.000		01/01/2024	07/22/2014	A	75,223
100,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000		12/01/2018	07/31/2014	A	100,607
500,000	Cook County, IL Community College District #508 (City Colleges Chicago)	5.250		12/01/2026	12/01/2023	A	568,460
215,000	Du Page County, IL Transportation Revenue[1]	5.000		01/01/2020	07/01/2015	A	224,290
175,000	Franklin Park, IL GO1	6.250		07/01/2030	07/01/2021	A	199,013
195,000	IL COP[2]	5.800		07/01/2017	07/31/2014	A	195,394
150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)[1]	5.250		01/01/2022	04/14/2018	A	164,646
15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)[1]	5.250		02/15/2019	07/31/2014	A	15,042
150,000	IL Finance Authority (OSF Healthcare System)[1]	7.000		11/15/2029	05/15/2019	A	180,426
50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)[1]	5.250		11/01/2035	11/01/2018	A	52,524
175,000	IL GO	5.000		06/01/2020	07/31/2014	A	175,600
25,000	IL GO1	5.000		06/01/2027	07/31/2014	A	25,103
250,000	IL GO	5.000		08/01/2023	08/01/2023		279,930
35,000	Northern IL Municipal Power Agency (Prarie Street)[1]	5.000		01/01/2019	01/01/2018	A	38,842

							3,107,156

Indiana—3.9%
55,000	Delaware County, IN Redevel. District	6.875		02/01/2018	08/01/2014	A	55,227
2,295,000	Indiana, IN Bond Bank Special Program PUTTERS[1]	0.410	[3]	04/15/2017	07/07/2014	A	2,295,000

							2,350,227

Louisiana—2.3%
1,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250		01/01/2028	01/01/2020	A	1,089,210
25,000	New Orleans, LA Sewage Service[1]	5.000		06/01/2017	07/31/2014	A	25,081
10,000	New Orleans, LA Sewage Service[1]	5.500		06/01/2018	07/31/2014	A	10,033
25,000	New Orleans, LA Sewage Service[1]	5.000		06/01/2018	07/31/2014	A	25,075
215,000	Sabine River, LA Authority Pollution Control (International Paper Company)[1]	6.200		02/01/2025	08/01/2014	A	215,458

							1,364,857

Maine—0.0%
5,000	ME H&HEFA (Bridgton Hospital/Franklin Memoria Hospital/GINNE Obligated Group)	5.250		07/01/2021	07/31/2014	A	5,020

5 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maine (Continued)
$5,000	ME H&HEFA, Series A1	5.000%	07/01/2019	07/31/2014	A	$5,013

						10,033

Maryland—2.4%
610,000	Baltimore, MD Convention Center	5.000	09/01/2019	07/31/2014	A	612,165
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	09/01/2030	03/01/2021	A	270,718
500,000	MD EDC Student Hsg. (Salisbury University)	5.000	06/01/2027	06/01/2023	A	538,475

						1,421,358

Massachusetts—1.0%
250,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		274,415
250,000	MA Devel. Finance Agency (Partners Healthcare System)[1]	5.000	07/01/2031	07/01/2021	A	277,948
30,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	07/31/2014	A	30,012

						582,375

Michigan—4.7%
100,000	Detroit, MI GO1	5.375	04/01/2015	04/01/2015		99,375
160,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2024	07/31/2014	A	160,018
500,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	504,625
550,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	07/01/2019	A	603,625
265,000	Detroit, MI Water Supply System[1,2]	6.500	07/01/2015	01/08/2015	B	266,431
510,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	02/17/2032	B	509,980
100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	07/31/2014	A	100,353
250,000	MI Finance Authority (Crittendon Hospital Medical Center)[1]	5.000	06/01/2027	06/01/2022	A	262,487
250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		279,250
20,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500	01/15/2021	07/30/2014	A	20,047
15,000	MI Municipal Bond Authority[1]	6.000	11/01/2020	07/31/2014	A	15,038

						2,821,229

Mississippi—3.0%
210,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/31/2014	A	210,273
60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/31/2014	A	60,183
345,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/31/2014	A	345,204

6 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Mississippi (Continued)
$1,000,000	MS Hospital Equipment & Facilities Authority (BMHD/BMHCC/BMHosp/ BMHW/MBHS/BMHH/BMHT/BMHL/ BMHUC/BMHGT/BMHFC/ BMHMC/BMHCF/BMRRS/ BMMC/BMHC/BMH-UC/BMHNM Obligated Group)[1]	5.000%	09/01/2024	09/01/2014	A	$1,007,370
145,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.875	04/01/2026	04/01/2021	A	161,985

						1,785,015

Missouri—0.5%
10,000	MO Environmental Improvement & Energy Resources Authority[1,2]	7.200	07/01/2016	07/22/2014	A	10,154
10,000	MO Environmental Improvement & Energy Resources Authority	5.750	01/01/2016	07/31/2014	A	10,046
10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	07/31/2014	A	10,047
20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	07/31/2014	A	20,078
65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	07/31/2014	A	65,263
40,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	07/31/2014	A	40,175
25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	07/31/2014	A	25,103
100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)[1]	5.000	06/01/2027	07/31/2014	A	100,371

						281,237

Nevada—1.9%
95,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		101,717
200,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	203,300
500,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	511,125
340,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)[1]	5.000	06/01/2021	07/31/2014	A	340,558

						1,156,700

New Jersey—1.3%
15,000	Burlington County, NJ Bridge Commission[1]	4.500	10/15/2022	07/31/2014	A	15,027
50,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125	07/01/2028	07/01/2018	A	55,932
80,000	NJ Health Care Facilities Financing Authority (Newton Memorial Hospital)[1]	5.000	07/01/2026	07/31/2014	A	80,127

7 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)[1]	5.250%	07/01/2026	07/01/2021	A	$277,457
95,000	NJ Higher Education Assistance Authority[1,2]	5.000	12/01/2025	12/01/2019	A	99,858
250,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2027	06/15/2021	A	277,668

						806,069

New Mexico—0.1%
75,000	Farmington, NM Hospital (San Juan Regional Medical Center)[1]	5.000	06/01/2023	07/31/2014	A	75,123

New York—1.6%
100,000	L.I., NY Power Authority[1]	5.000	04/01/2023	04/01/2019	A	110,623
150,000	NYC GO1	5.250	09/01/2022	09/01/2018	A	173,772
205,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	07/31/2014	A	205,773
5,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	07/31/2014	A	5,020
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	213,688
250,000	Port Authority NY/NJ, 135th Series	5.000	09/15/2029	07/31/2014	A	253,407

						962,283

Ohio—0.9%
200,000	Hamilton County, OH Sales Tax[1]	5.000	12/01/2020	12/01/2016	A	219,504
30,000	Portsmouth, OH	5.200	09/01/2014	07/31/2014	A	30,106
250,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	275,855

						525,465

Oregon—1.1%
20,000	OR GO (Alternate Energy)[1]	5.000	01/01/2028	07/31/2014	A	20,025
60,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	08/01/2014	A	60,197
500,000	OR Health & Science University	5.000	07/01/2023	07/01/2022	A	584,835

						665,057

Pennsylvania—1.3%
50,000	Allegheny County, PA HEBA (Carlow University)[1]	4.500	11/01/2016	11/01/2016		51,615
555,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	624,774
40,000	Philadelphia, PA Gas Works[1]	5.000	09/01/2029	09/01/2014	A	40,281
40,000	Philadelphia, PA Hsg. Authority[1]	5.500	12/01/2019	07/31/2014	A	40,066

						756,736

Rhode Island—1.3%
500,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	552,885
10,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	07/31/2014	A	10,027

8 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$25,000	RI Clean Water Finance Agency[1]	5.000%	10/01/2035	07/31/2014	A	$25,018
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	07/31/2014	A	35,141
165,000	RI Health & Educational Building Corp. (Newport Hospital)[1]	5.300	07/01/2029	07/31/2014	A	165,149
25,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	07/31/2014	A	25,097

						813,317

South Carolina—1.0%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	576,835
10,000	SC Hsg. Finance & Devel. Authority[1]	5.500	07/01/2032	01/01/2018	A	10,467

						587,302

South Dakota—1.0%
550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2026	06/01/2023	A	596,998

Tennessee—1.6%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	578,620
65,000	Lafollette, TN Electric System[1]	4.900	03/01/2019	07/31/2014	A	65,168
300,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2020	09/01/2020		344,667

						988,455

Texas—6.5%
50,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	51,403
150,000	Alvin, TX Independent School District (Schoolhouse)[1]	5.000	02/15/2027	02/15/2015	A	154,564
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)[1]	5.500	08/15/2036	08/15/2018	A	75,933
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	144,548
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	144,988
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	1,154,090
50,000	Gonzales, TX Healthcare System	5.350	08/15/2015	07/31/2014	A	50,218
165,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2028	07/31/2014	A	165,076
120,000	Harris County-Houston, TX Sports Authority[1]	5.000	11/15/2025	07/31/2014	A	120,055
250,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	07/31/2014	A	250,095
300,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	07/31/2014	A	300,867
50,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2020	07/31/2014	A	50,145

9 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$20,000	Huntsville, TX GO COP	5.000%	08/15/2023	07/31/2014	A	$20,076
45,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	06/28/2016	A	47,763
55,000	Port Houston, TX Authority[1]	5.000	10/01/2027	07/31/2014	A	55,210
100,000	St. George Place, TX Redevel. Authority[1]	5.350	09/01/2018	07/31/2014	A	100,314
40,000	TX GO	5.250	08/01/2035	08/01/2014	A	40,158
5,000	TX Lower Colorado River Authority	5.875	05/15/2016	07/31/2014	A	5,023
500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.000	12/15/2026	12/15/2022	A	546,830
160,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.625	12/15/2017	07/21/2016	B	175,240
100,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	121,685
150,000	TX Public Finance Authority (Texas Southern University)[1]	5.500	05/01/2018	05/01/2018		166,757

						3,941,038

Vermont—1.8%
250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	262,760
250,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		274,288
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022	A	579,110

						1,116,158

Washington—0.0%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	08/31/2014	A	24,998

West Virginia—1.7%
20,000	Randolph County, WV County Commission Health System (Davis Health System)[1]	5.200	11/01/2021	07/31/2014	A	20,027
1,000,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2025	09/02/2014	A	1,009,260

						1,029,287

Wisconsin—2.1%
125,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)[1]	5.100	07/01/2022	01/01/2015	A	127,912
500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	548,040
605,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2030	08/15/2016	A	619,944

						1,295,896

U.S. Possessions—17.2%
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		175,327
975,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	07/31/2014	A	984,838
1,100,000	Puerto Rico Commonwealth GO1	2.083	07/01/2020	07/01/2020		1,027,829
200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2017	A	202,248
50,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		37,520

10 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$340,000	Puerto Rico Commonwealth GO1	5.500%	07/01/2027	07/01/2027		$252,399
50,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		53,297
15,000	Puerto Rico Commonwealth GO1	6.500	07/01/2014	07/01/2014		15,000
300,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		322,614
940,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	07/01/2020		1,015,576
500,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2025		221,530
500,000	Puerto Rico Electric Power Authority, Series NN1	5.250	07/01/2019	07/01/2019		513,700
250,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2023	07/01/2023		248,570
455,000	Puerto Rico Electric Power Authority, Series UU1	5.000	07/01/2024	07/01/2017	A	455,250
15,000	Puerto Rico HFA[1]	5.500	12/01/2019	12/01/2018	A	16,745
350,000	Puerto Rico HFA	5.000	12/01/2020	07/31/2014	A	350,199
45,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		33,777
15,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		15,923
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2025	07/01/2025		1,057,540
30,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2015	09/19/2014	B	30,832
115,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		115,974
100,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	08/01/2014	A	100,166
155,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	08/01/2014	A	155,234
650,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/01/2014	A	650,767
55,000	Puerto Rico Municipal Finance Agency, Series A2	5.500	07/01/2017	07/21/2014	A	55,103
955,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	03/12/2025	B	948,621
315,000	Puerto Rico Municipal Finance Agency, Series C1	5.000	08/01/2016	08/01/2015	A	321,234
500,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		400,550
50,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		42,803
170,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		174,119
100,000	Puerto Rico Public Buildings Authority	5.250	07/01/2023	07/01/2023		76,012
390,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	01/31/2037	B	318,154

						10,389,451

Total Investments, at Value (Cost $61,614,327)—102.9%						62,196,868
Net Other Assets (Liabilities)—(2.9)						(1,752,236)

Net Assets—100.0%						$60,444,632

11 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Option call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 30, 2014. See accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
ATDC	Advanced Technology Development Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BMH-UC	Baptist Memorial Hospital-Union City
BMHC	Baptist Memorial Home Care
BMHCC	Baptist Memorial Health Care Corp.
BMHCF	Baptist Memorial Health Care Foundation
BMHD	Baptist Memorial Hospital-Desoto
BMHFC	Baptist Memorial Hospital-Forrest City
BMHGT	Baptist Memorial Hospital-Golden Triangle
BMHH	Baptist Memorial Hospital-Huntington
BMHL	Baptist Memorial Hospital-Lauderdale
BMHMC	Baptist Memorial Hospital-Mississippi County
BMHNM	Baptist Memorial Hospital-North Mississippi
BMHosp	Baptist Memorial Hospital
BMHT	Baptist Memorial Hospital-Tipton
BMHUC	Baptist Memorial Hospital-Union County
BMHW	Baptist Memorial Hospital for Women
BMMC	Baptist Minor Medical Centers
BMRRS	Baptist Memorial Regional Rehabilitation Services
CaHC	Carle Health Care
CaRC	Carle Retirement Centers
CF	Carle Foundation
CHCW	Catholic Healthcare West
CHSB	Community Hospital of San Bernardino
CMF	CHW Medical Foundation
COP	Certificates of Participation
DHlth	Dignity Health
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

12 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

JFK	John Fitzgerald Kennedy
L.I.	Long Island
MBHS	Mississippi Baptist Health Systems
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PUTTERS	Puttable Tax-Exempt Receipts
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UMass	University of Massachusetts

13 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$340,000

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for

14 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

15 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

16 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

17 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$641,868	$—	$641,868
Alaska	—	10,518	—	10,518
Arizona	—	2,026,182	—	2,026,182
Arkansas	—	70,288	—	70,288
California	—	14,654,649	—	14,654,649
Colorado	—	871,687	—	871,687
District of Columbia	—	413,075	—	413,075
Florida	—	2,847,118	—	2,847,118
Georgia	—	1,207,663	—	1,207,663
Illinois	—	3,107,156	—	3,107,156
Indiana	—	2,350,227	—	2,350,227
Louisiana	—	1,364,857	—	1,364,857
Maine	—	10,033	—	10,033
Maryland	—	1,421,358	—	1,421,358
Massachusetts	—	582,375	—	582,375
Michigan	—	2,821,229	—	2,821,229
Mississippi	—	1,785,015	—	1,785,015
Missouri	—	281,237	—	281,237
Nevada	—	1,156,700	—	1,156,700
New Jersey	—	806,069	—	806,069
New Mexico	—	75,123	—	75,123
New York	—	962,283	—	962,283
Ohio	—	525,465	—	525,465
Oregon	—	665,057	—	665,057
Pennsylvania	—	756,736	—	756,736
Rhode Island	—	813,317	—	813,317
South Carolina	—	587,302	—	587,302
South Dakota	—	596,998	—	596,998
Tennessee	—	988,455	—	988,455
Texas	—	3,941,038	—	3,941,038
Vermont	—	1,116,158	—	1,116,158
Washington	—	24,998	—	24,998
West Virginia	—	1,029,287	—	1,029,287
Wisconsin	—	1,295,896	—	1,295,896
U.S. Possessions	—	10,389,451	—	10,389,451

Total Assets	$—	$62,196,868	$—	$62,196,868

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

18 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$61,614,327

Gross unrealized appreciation	$1,571,672
Gross unrealized depreciation	(989,131)

Net unrealized appreciation	$582,541

19 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/8/2014